Expense Example	Apr. 30, 2026 USD ($)
Kensington Credit Opportunities ETF | Kensington Credit Opportunities ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 94
Expense Example, with Redemption, 3 Years	293
Kensington Hedged Premium Income ETF | Kensington Hedged Premium Income ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	$ 1,201